Note 18 - Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization of ROU assets - finance leases	$ 415	$ 819	$ 491
Interest on lease liabilities - finance leases	83	190	121
Operating lease cost (cost resulting from lease payments)	9,997	9,441	8,127
Short-term lease cost	361	57	207
Variable lease cost (cost excluded from lease payments)	1,302	1,218	397
Total lease cost	$ 12,158	$ 11,725	$ 9,343
Operating leases (in years) (Year)	4 years	4 years 6 months	4 years 3 months 18 days
Finance leases (in years) (Year)	3 years 1 month 6 days	3 years 10 months 24 days	4 years 3 months 18 days
Operating leases	6.00%	6.00%	6.00%
Finance leases	6.00%	6.00%	6.00%